Revenue and segment reporting - Schedule of the revenue and operating results by segments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Revenues	¥ 1,499,025	¥ 1,169,348	¥ 853,295
Segment income/ (loss)	424,493	297,190	167,743
Interest income	24,470	11,715	6,709
Depreciation and amortization	133,520	113,574	111,147
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	1,508,349	1,184,286
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	9,324	14,938
K-12 educational services [Member]
Disclosure of operating segments [line items]
Revenues	1,257,949	1,112,954	853,295
Segment income/ (loss)	320,639	276,587	165,353
Interest income	21,244	7,083	5,980
Depreciation and amortization	125,676	104,254	111,147
K-12 educational services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	1,258,371	1,112,954
K-12 educational services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	422	0
Educational training services [Member]
Disclosure of operating segments [line items]
Revenues	144,188	36,395
Segment income/ (loss)	91,720	28,820
Interest income	519	151
Depreciation and amortization	526	1
Educational training services [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	146,955	51,073
Educational training services [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	2,767	14,678
Others [Member]
Disclosure of operating segments [line items]
Revenues	96,888	19,999
Segment income/ (loss)	18,773	1,157
Interest income	1,110	119
Depreciation and amortization	7,318	9,319
Others [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	103,023	20,259
Others [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	6,135	260
Unallocated [Member]
Disclosure of operating segments [line items]
Revenues	0	0	0
Segment income/ (loss)	(6,639)	(9,374)	2,390
Interest income	1,597	4,362	729
Depreciation and amortization	0	0	¥ 0
Unallocated [Member] | Operating Segments [Member]
Disclosure of operating segments [line items]
Revenues	0	0
Unallocated [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	¥ 0	¥ 0